UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.9% (93.5% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 126.7% (78.0% of Total Investments) (4)

	Aerospace & Defense – 2.3% (1.4% of Total Investments)

$3,049	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$3,071,008
4,564	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	3,810,810
3,398	Transdigm, Inc., Term Loan E, First Lien	3.500%	5/16/22	Ba3	3,340,108
11,011	Total Aerospace & Defense				10,221,926

	Air Freight & Logistics – 0.5% (0.3% of Total Investments)

2,000	XPO Logistics, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba1	1,985,000

	Airlines – 3.7% (2.2% of Total Investments)

2,449	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	2,435,051
1,980	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/10/21	BB+	1,976,040
5,825	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	5,828,867
2,918	Delta Air Lines, Inc., Term Loan B2	2.446%	4/18/16	BBB	2,917,803
2,940	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	2,931,118
16,112	Total Airlines				16,088,879

	Automobiles – 3.8% (2.3% of Total Investments)

9,850	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	9,826,606
5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,485,355
1,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,428,750
16,918	Total Automobiles				16,740,711

	Building Products – 0.7% (0.4% of Total Investments)

1,980	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,867,799
1,170	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,168,339
3,150	Total Building Products				3,036,138

	Capital Markets – 1.1% (0.7% of Total Investments)

2,801	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,809,029
1,960	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,962,450
4,761	Total Capital Markets				4,771,479

	Chemicals – 1.2% (0.8% of Total Investments)

2,019	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	2,000,916
439	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	433,695
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	1,527,040
1,459	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	1,456,699
5,438	Total Chemicals				5,418,350

	Commercial Services & Supplies – 3.7% (2.3% of Total Investments)

1,001	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	976,212
936	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	926,245
3,210	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B–	2,509,766
261	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	76,270
457	Education Management LLC, Tranche B, Term Loan	8.500%	7/02/20	N/R	61,632
3,205	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,596,361
333	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	259,167
8,319	Millennium Laboratories, Inc., Tranche B, Term Loan, (5)	5.250%	4/16/21	D	3,057,287
2,875	Protection One, Inc., Term Loan, First Lien	5.000%	7/01/21	B1	2,863,140
99	Universal Services of America, Delayed Draw, Term Loan, First Lien	4.750%	7/28/22	B	96,661
107	Universal Services of America, Delayed Draw, Term Loan, Second Lien	9.500%	7/28/23	CCC+	104,152
1,401	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	1,370,837

Nuveen Investments	1

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	Commercial Services & Supplies (continued)

$1,643	Universal Services of America, Term Loan, Second Lien	9.500%	7/28/23	CCC+	$1,596,994
23,847	Total Commercial Services & Supplies				16,494,724

	Communications Equipment – 1.9% (1.2% of Total Investments)

5,418	Avaya, Inc., Term Loan B3, (DD1)	4.823%	10/26/17	B1	4,469,683
1,060	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	879,598
1,625	Commscope, Inc., Term Loan B, First Lien	3.750%	12/29/22	BB	1,625,508
1,325	Riverbed Technology, Inc., Term Loan B, First Lien	6.000%	4/25/22	B1	1,328,317
9,428	Total Communications Equipment				8,303,106

	Consumer Finance – 2.4% (1.5% of Total Investments)

2,000	First Data Corporation, Term Loan B	3.947%	7/08/22	BB	2,007,500
8,691	First Data Corporation, Term Loan	3.697%	3/23/18	BB	8,641,535
10,691	Total Consumer Finance				10,649,035

	Containers & Packaging – 1.1% (0.7% of Total Investments)

1,500	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB–	1,504,584
3,281	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	3,291,058
4,781	Total Containers & Packaging				4,795,642

	Diversified Consumer Services – 7.1% (4.4% of Total Investments)

1,250	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,250,156
6,795	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	6,765,528
2,344	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,339,392
1,434	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	BB–	1,430,331
6,437	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	6,457,873
2,494	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	BB	2,475,047
156	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	135,091
2,627	New Albertson’s, Inc., Term Loan	4.750%	6/25/21	Ba3	2,617,784
7,965	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	7,977,179
31,502	Total Diversified Consumer Services				31,448,381

	Diversified Financial Services – 1.2% (0.8% of Total Investments)

1,496	MJ Acquisition Corp., Term Loan, First Lien	4.001%	6/01/22	BB–	1,497,484
1,500	Protection One, Inc., Term Loan, Second Lien	9.750%	7/01/22	CCC+	1,479,375
1,489	Transdigm, Inc., Term Loan, Second Lien	4.750%	11/12/21	N/R	1,488,759
1,000	TransFirst, Inc., Term Loan, Second Lien	9.000%	11/11/22	CCC+	1,003,125
5,485	Total Diversified Financial Services				5,468,743

	Diversified Telecommunication Services – 4.8% (2.9% of Total Investments)

1,070	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,064,704
209	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB–	203,304
761	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	761,580
2,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	Ba1	2,676,667
7,537	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	7,441,748
3,328	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	3,278,943
2,145	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	2,113,013
3,527	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	3,475,151
21,244	Total Diversified Telecommunication Services				21,015,110

	Electronic Equipment, Instruments & Components – 1.0% (0.6% of Total Investments)

2,366	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	2,236,072
2,217	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	2,072,583
4,583	Total Electronic Equipment, Instruments & Components				4,308,655

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

647	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B3	598,396
4,022	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	2,342,779
1,896	Offshore Group Investment Limited, Term Loan B, (5)	5.000%	10/25/17	D	549,725
6,565	Total Energy Equipment & Services				3,490,900

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing – 7.1% (4.4% of Total Investments)

$3,447	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB–	$3,447,989
18,365	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	18,388,637
3,281	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	3,252,026
2,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,442,500
1,175	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,179,223
2,628	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	2,627,895
31,396	Total Food & Staples Retailing				31,338,270

	Food Products – 6.2% (3.8% of Total Investments)

1,481	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,478,880
5,835	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	N/R	5,822,249
1,925	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	1,925,946
14,053	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	14,073,229
3,975	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	3,870,656
27,269	Total Food Products				27,170,960

	Health Care Equipment & Supplies – 3.5% (2.2% of Total Investments)

1,485	CareCore National LLC, Term Loan	5.500%	3/05/21	B	1,336,432
1,941	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	Ba2	1,940,016
1,500	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	1,506,562
2,218	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	2,221,175
4,182	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,994,089
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	2,380,848
2,000	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	1,990,000
15,879	Total Health Care Equipment & Supplies				15,369,122

	Health Care Providers & Services – 4.1% (2.5% of Total Investments)

1,387	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	1,383,262
2,776	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	2,772,114
5,118	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	5,145,407
867	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B–	886,465
1,489	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,284,023
2,203	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,189,619
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,501,875
1,201	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	1,158,790
1,782	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	1,755,608
18,323	Total Health Care Providers & Services				18,077,163

	Health Care Technology – 0.5% (0.3% of Total Investments)

2,116	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	2,116,143

	Hotels, Restaurants & Leisure – 6.2% (3.8% of Total Investments)

5,699	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	5,708,426
2,257	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	2,257,353
3,864	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	3,870,415
391	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	396,268
2,212	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	12/09/20	CCC	2,211,859
1,746	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	1,738,260
1,945	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	1,944,018
2,948	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	2,887,630
3,477	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	3,405,216
2,719	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	2,722,185
27,258	Total Hotels, Restaurants & Leisure				27,141,630

	Household Durables – 0.2% (0.1% of Total Investments)

886	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	886,987
96	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB+	95,821
982	Total Household Durables				982,808

	Industrial Conglomerates – 0.2% (0.1% of Total Investments)

891	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	829,032

Nuveen Investments	3

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Insurance – 2.1% (1.3% of Total Investments)

$3,322	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	$3,291,773
1,500	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/16/22	B1	1,504,687
4,414	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	4,317,465
9,236	Total Insurance				9,113,925

	Internet & Catalog Retail – 1.1% (0.7% of Total Investments)

4,963	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	4,935,618

	Internet Software & Services – 2.3% (1.4% of Total Investments)

3,404	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	3,407,579
735	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	735,772
290	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba3	289,711
5,804	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	5,513,958
10,233	Total Internet Software & Services				9,947,020

	IT Services – 0.8% (0.5% of Total Investments)

3,243	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	3,245,041
246	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	246,614
65	Zayo Group LLC, Term Loan B	3.750%	5/06/21	BB–	64,565
3,554	Total IT Services				3,556,220

	Leisure Products – 2.2% (1.4% of Total Investments)

2,253	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,016,591
3,575	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	3,569,801
1,079	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	1,079,484
2,145	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	2,151,087
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	1,000,000
10,052	Total Leisure Products				9,816,963

	Machinery – 0.2% (0.1% of Total Investments)

990	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	980,267

	Media – 15.2% (9.3% of Total Investments)

1,181	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	1,153,846
1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,353,031
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,599,125
1,000	Affinion Group Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B1	962,917
3,456	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	2,981,016
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	994,050
5,485	Cequel Communications LLC, Extended Term Loan	3.500%	12/14/22	N/R	5,418,591
4,000	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/23/23	BBB–	4,001,252
1,646	Clear Channel Communications, Inc., Term Loan E	7.688%	7/30/19	CCC+	1,399,072
360	Clear Channel Communications, Inc., Tranche D, Term Loan	6.938%	1/30/19	CCC+	302,227
10,716	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B2	9,142,056
2,508	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	2,507,650
191	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	191,505
594	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	593,101
1,975	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,974,990
3,209	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	3,212,706
1,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	1,129,219
2,456	McGraw–Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB	2,458,554
2,503	McGraw–Hill Education Holdings LLC, Term Loan B	4.750%	3/22/19	B+	2,510,484
1,940	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,940,000
1,500	Numericable Group S.A., Term Loan, (WI/DD)	TBD	TBD	B+	1,484,766
3,725	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	3,683,314
3,223	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	3,186,569
2,200	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	2,180,478
8,383	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	8,332,045
1,470	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B1	1,433,250
375	Yell Group PLC, Term Loan A2	5.319%	3/01/19	N/R	759,035
33	Yell Group PLC, Term Loan A2, (8)	1.500%	3/03/19	N/R	—

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Media (continued)

$1,286	Yell Group PLC, Term Loan B2, PIK, (8)	0.000%	3/03/24	N/R	$—
71,233	Total Media				66,884,849

	Multiline Retail – 3.1% (1.9% of Total Investments)

1,741	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	1,731,818
5,287	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BB+	5,302,325
1,650	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BB+	1,654,727
2,000	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	2,006,250
2,839	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	2,830,190
13,517	Total Multiline Retail				13,525,310

	Oil, Gas & Consumable Fuels – 2.1% (1.3% of Total Investments)

702	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	571,901
4,384	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	3,156,251
173	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba2	156,758
1,630	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	617,112
2,741	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	1,815,680
2,919	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B	1,716,251
305	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B–	230,447
841	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	826,789
13,695	Total Oil, Gas & Consumable Fuels				9,091,189

	Pharmaceuticals – 4.7% (2.9% of Total Investments)

4,500	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	4,436,438
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	19,531
62	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	62,322
939	Grifols, Inc., Term Loan	3.188%	2/27/21	Ba1	938,107
2,963	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	2,908,434
2,473	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,443,969
3,677	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	3,685,521
1,418	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	BB	1,321,909
5,377	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	5,009,828
24,534	Total Pharmaceuticals				20,826,059

	Professional Services – 0.0% (0.0% of Total Investments)

155	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	143,234

	Real Estate Investment Trust – 4.3% (2.7% of Total Investments)

10,773	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BBB–	10,189,459
3,901	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	3,902,331
1,423	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,412,599
3,812	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	3,513,334
19,909	Total Real Estate Investment Trust				19,017,723

	Real Estate Management & Development – 1.3% (0.8% of Total Investments)

2,482	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,494,337
3,372	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	3,378,070
5,854	Total Real Estate Management & Development				5,872,407

	Road & Rail – 0.3% (0.2% of Total Investments)

1,500	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	1,470,000

	Semiconductors & Semiconductor Equipment – 3.1% (1.9% of Total Investments)

4,915	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB	4,919,834
4,890	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	N/R	4,892,101
1,960	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	N/R	1,962,650
1,932	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	1,911,461
13,697	Total Semiconductors & Semiconductor Equipment				13,686,046

Nuveen Investments	5

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software – 11.0% (6.7% of Total Investments)

$2,000	Ascend Learning LLC, Term Loan, Second Lien	9.500%	11/30/20	CCC+	$1,987,500
3,473	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	3,427,320
4,218	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	3,811,286
1,500	Computer Sciences Government Services, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,505,625
4,480	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	4,276,062
2,373	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	2,372,665
2,899	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,885,800
9,077	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	8,850,977
1,250	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	1,238,151
1,228	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	1,228,733
1,995	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,994,378
4,608	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	4,612,797
3,130	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	3,143,438
484	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	486,377
2,179	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,180,317
4,223	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	4,256,900
49,117	Total Software				48,258,326

	Specialty Retail – 1.6% (1.0% of Total Investments)

1,932	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,884,070
2,239	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	2,241,040
327	Pilot Travel Centers LLC, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	328,958
2,600	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	2,590,900
7,098	Total Specialty Retail				7,044,968

	Technology Hardware, Storage & Peripherals – 2.9% (1.8% of Total Investments)

12,773	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	12,788,423

	Trading Companies & Distributors – 1.1% (0.7% of Total Investments)

3,897	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB–	3,890,557
1,250	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	1,143,352
5,147	Total Trading Companies & Distributors				5,033,909

	Transportation Infrastructure – 0.4% (0.2% of Total Investments)

85	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	75,156
493	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	435,905
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	419,642
681	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	601,247
1,734	Total Transportation Infrastructure				1,531,950

	Wireless Telecommunication Services – 1.6% (1.0% of Total Investments)

2,096	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	2,006,478
2,168	Asurion LLC, Term Loan B4, First Lien	5.000%	8/04/22	Ba3	2,055,094
3,168	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	3,181,822
7,432	Total Wireless Telecommunication Services				7,243,394
$588,053	Total Variable Rate Senior Loan Interests (cost $582,767,781)				558,029,707

Shares	Description (1)				Value

	COMMON STOCKS – 1.7% (1.0% of Total Investments)

	Diversified Consumer Services – 0.4% (0.2% of Total Investments)

71,949	Cengage Learning Holdings II LP, (6), (7)				$1,780,737
3,124,035	Education Management Corporation, (6), (7)				31,240
	Total Diversified Consumer Services				1,811,977

	Hotels, Restaurants & Leisure – 0.4% (0.3% of Total Investments)

37,535	BLB Worldwide Holdings Inc., (6), (7)				1,820,448

6	Nuveen Investments

Shares	Description (1)				Value

	Media – 0.9% (0.5% of Total Investments)

5,752	Cumulus Media, Inc., (6)				$2,641
23,363	Metro-Goldwyn-Mayer, (6), (7)				1,763,907
44,843	Tribune Media Company				1,808,518
36,087	Tribune Media Company, (8)				—
11,210	Tribune Publishing Company				105,822
	Total Media				3,680,888

	Software – 0.0% (0.0% of Total Investments)

496,552	Eagle Topco LP, (6), (8)				1
	Total Common Stocks (cost $6,641,747)				7,313,314

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation	7.500%		N/R	$52,140
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				52,140

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$463,375
$550	Total Convertible Bonds (cost $440,000)				463,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 17.4% (10.7% of Total Investments)

	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)

$900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$896,625

	Communications Equipment – 0.2% (0.1% of Total Investments)

2,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	775,000

	Containers & Packaging – 0.3% (0.2% of Total Investments)

1,178	Reynolds Group	9.875%	8/15/19	CCC+	1,239,845

	Diversified Telecommunication Services – 2.6% (1.6% of Total Investments)

1,800	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	1,868,616
2,415	Frontier Communications Corporation	6.250%	9/15/21	BB	2,156,595
1,700	Frontier Communications Corporation	6.875%	1/15/25	BB	1,468,965
1,400	IntelSat Limited	6.750%	6/01/18	CCC+	1,242,500
4,300	IntelSat Limited	7.750%	6/01/21	CCC+	2,537,000
4,100	IntelSat Limited	8.125%	6/01/23	CCC+	2,429,250
15,715	Total Diversified Telecommunication Services				11,702,926

	Health Care Equipment & Supplies – 2.7% (1.7% of Total Investments)

3,000	Kinetic Concepts	10.500%	11/01/18	B–	3,167,700
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,122,500
3,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,240,000
1,100	Tenet Healthcare Corporation	8.125%	4/01/22	B3	1,163,250
2,225	Tenet Healthcare Corporation	6.750%	6/15/23	B3	2,208,313
11,325	Total Health Care Equipment & Supplies				11,901,763

Nuveen Investments	7

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Health Care Providers & Services – 2.2% (1.4% of Total Investments)

$3,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	$3,097,500
4,800	Community Health Systems, Inc.	6.875%	2/01/22	B+	4,836,000
900	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	920,250
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,047,500
9,700	Total Health Care Providers & Services				9,901,250

	Hotels, Restaurants & Leisure – 0.6% (0.4% of Total Investments)

275	Scientific Games Corporation	8.125%	9/15/18	B–	250,250
2,550	Scientific Games International Inc.	10.000%	12/01/22	B	2,256,750
2,825	Total Hotels, Restaurants & Leisure				2,507,000

	Machinery – 0.2% (0.1% of Total Investments)

1,030	Xerium Technologies	8.875%	6/15/18	B	1,050,600

	Media – 4.5% (2.7% of Total Investments)

150	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	150,563
1,714	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	908,420
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	5,426,154
10,825	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	4,438,369
7,850	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	6,456,624
1,200	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	1,200,000
1,000	McGraw–Hill Global Education Holdings	9.750%	4/01/21	BB	1,095,000
29,151	Total Media				19,675,130

	Real Estate Investment Trust – 0.3% (0.2% of Total Investments)

1,250	iStar Inc.	4.000%	11/01/17	B+	1,221,875

	Semiconductors & Semiconductor Equipment – 0.8% (0.5% of Total Investments)

500	Advanced Micro Devices, Inc.	6.750%	3/01/19	B–	385,000
2,050	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	1,517,000
2,200	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,595,000
4,750	Total Semiconductors & Semiconductor Equipment				3,497,000

	Software – 0.5% (0.3% of Total Investments)

1,750	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,354,063
1,100	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	786,500
2,850	Total Software				2,140,563

	Wireless Telecommunication Services – 2.3% (1.4% of Total Investments)

750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	772,500
6,000	Sprint Corporation	7.875%	9/15/23	B+	5,550,000
500	Sprint Corporation	7.125%	6/15/24	B+	439,063
2,750	T–Mobile USA Inc.	6.250%	4/01/21	BB	2,839,100
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	180,688
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	180,688
10,350	Total Wireless Telecommunication Services				9,962,039
$93,024	Total Corporate Bonds (cost $91,424,461)				76,471,616

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 6.0% (3.7% of Total Investments)

$800	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.433%	11/20/24	BB	$742,725
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.787%	7/20/23	BB	2,334,275
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.921%	7/15/25	BB	1,086,664
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.721%	1/15/23	BB	1,337,687
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.321%	4/15/24	BB	220,621
1,800	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.037%	10/19/22	BB	1,771,301

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES (continued)

$4,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A	5.329%	2/25/17	BB–	$3,502,364
2,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.789%	4/15/22	BB	1,991,608
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.465%	4/19/22	BB+	1,403,130
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.645%	4/22/22	BB	1,498,292
1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A	5.802%	4/20/26	Ba3	1,099,814
500	North End CLO Limited, Loan Pool, 144A	4.915%	7/17/25	BB	421,291
450	Oak Hill Credit Partners Series 2013-9A	5.317%	10/20/25	BB–	400,224
2,240	Oak Hill Credit Partners, Series 2012-7A	5.333%	11/20/23	BB	2,084,174
2,000	Octagon Investment Partners, Series 2015-1A	6.176%	10/20/26	Ba3	1,883,600
2,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.311%	11/08/24	BB–	1,811,776
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.337%	12/15/22	BB	972,996
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.079%	5/24/23	BB	1,929,477
$28,540	Total Asset-Backed Securities (cost $26,501,487)				26,492,019
	Total Long-Term Investments (cost $707,783,913)				668,822,171

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 10.6% (6.5% of Total Investments)

	REPURCHASE AGREEMENTS – 10.6% (6.5% of Total Investments)

$46,801	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $46,800,870, collateralized by $47,620,000 U.S. Treasury Notes, 0.500%, due 7/31/16, value $47,739,050	0.000%	11/02/15		$46,800,870
	Total Short-Term Investments (cost $46,800,870)				46,800,870
	Total Investments (cost $754,584,783) – 162.5%				715,623,041
	Borrowings – (39.9)% (9), (10)				(175,800,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (22.2)% (11)				(98,000,000)
	Other Assets Less Liabilities – (0.4)%				(1,320,633)
	Net Assets Applicable to Common Shares – 100%				$440,502,408

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

Nuveen Investments	9

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$558,029,707	$—	*	$558,029,707
Common Stocks	1,916,981	5,396,332	1		7,313,314
$25 Par (or similar) Retail Preferred	—	52,140	—		52,140
Convertible Bonds	—	463,375	—		463,375
Corporate Bonds	—	76,471,616	—		76,471,616
Asset-Backed Securities	—	26,492,019	—		26,492,019

Short-Term Investments:
Repurchase Agreements	—	46,800,870	—		46,800,870
Total	$1,916,981	$713,706,059	$1		$715,623,041
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments was $755,174,744.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$6,143,360
Depreciation	(45,695,063)
Net unrealized appreciation (depreciation) of investments	$(39,551,703)

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Borrowings as a percentage of Total Investments is 24.6%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(11)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 13.7%.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015